Warranty Provision - Schedule of Warranty Provisions (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Short Term Warranty Provision [line items]
Beginning balance	$ 10,549	$ 15,563
Additions during the year	849	8,203
Amounts settled and released in the year	(4,681)	(13,232)
Currency translation effects	(81)	15
Ending balance	$ 6,636	$ 10,549